INVENTORY (Details) - Schedule of Inventory, Current - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Inventory, Current [Abstract]
Raw Materials	$ 66,763	$ 44,333	$ 0
Work in Process	0	55,502	30,689
Finished Goods	95,520	1,552	12,824
Total Inventory	$ 162,283	$ 101,387	$ 43,513